Integrated Pharmaceuticals, Inc.
310 Authority Drive
Fitchburg, MA 01420

April 4, 2007

United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 6010
Washington, DC 20549

Re:  Integrated Pharmaceuticals, Inc.
Registration Statement on Form SB-2
File Number 333-140239

Ladies and Gentlemen:

Enclosed please find Amendment No. 2 to the Registration Statement on Form SB-2 of Integrated Pharmaceuticals, Inc., an Idaho corporation (the “Company”).

By letter dated February 16, 2007, the Division of Corporation Finance provided certain comments, which are set forth below along with the Company’s responses thereto:

Comment 1:
We note that the securities being registered on this registration statement are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933. Please amend the registration statement to check the box regarding Rule 415 on the cover page of the registration statement.

Response 1:	Per the Division’s request, the enclosed amendment checks the box regarding Rule 415 on the cover page of the registration statement.

Comment 2:
Please update your disclosure to also provide executive compensation information for the year ended December 31, 2006. Also, to the extent you have not already done so, please comply with the new executive compensation disclosure requirements as discussed in our Release No. 33-8732A.

Response 2:
The enclosed amendment provides the additional information requested by the Division in the tagged paragraphs of pages 25 through 27. The executive compensation disclosure was originally provided in the format discussed in Release 33-8732A, and remains in that format, updated to include 2006 compensation.

Securities and Exchange Commission
April 4, 2007

Comment 3:
We note the filing does not include the signature of your principal financial officer and your controller or principal accounting officer. Please include these signatures in an amended Form SR-2. If Dr. Chatterjee, the CEO, also serves as the principal financial officer and controller or principal accounting officer, his signature should be captioned as such in your amended filing. See Instructions 1 and 2 to the Signatures section of Form SB-2.

Response 3:
Dr. Nilu P. Chatterjee, the Company’s treasurer, is the principal financial officer and controller of the Company. The enclosed amendment contains an amended signature page which identifies her as holding this role.

Comment 4:	Please expand your disclosure to describe all the material terms of the Investment Agreement between Dutchess Private Equities Fund, Ltd. and the company in one section of the prospectus.

Response 4:	The enclosed amendment provides the additional information requested by the Division in the tagged paragraphs of pages 3 through 4.

Comment 5:	Please revise the cover page of the prospectus to identify Dutchess Private Equities Fund, Ltd. as an "underwriter" under the Securities Act of 1933 for the securities being registered.

Response 5:	Per the Division’s request, the enclosed amendment revises the cover page of the prospectus to identify Dutchess Private Equities Fund, Ltd. as an underwriter.

Comment 6:	Please amend the registration statement to include updated financial statements as required by Item 310(g) of Regulation S-B and any related financial information.

Response 6:	The enclosed amendment provides the additional information requested by the Division in pages F-1 through F-22.

Securities and Exchange Commission
April 4, 2007

The Division has stated, in its letter of February 16, 2007, that it would act on a written request by the Company for acceleration of the effective date of the Registration Statement and, pursuant to delegated authority, grant acceleration of the effective date. The Company hereby requests that, if and only if the Division has no further comments on the Registration Statement, the effective date of the Registration Statement be accelerated.

The Company acknowledges that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If, however, the Division has further comments, the Company requests the effective date continue to be delayed until such time as the Company has had an opportunity to respond to such comments.

Very truly yours,

/s/ Chinmay Chatterjee

Chinmay Chatterjee.
President and CEO